Leases - Summary of Supplemental Information Related To The Group's Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Cash paid for operating leases	¥ 35,491	¥ 31,988	¥ 40,235
Cash paid for financing leases:
Operating cash flows from finance leases		56	41
Financing cash flows from finance leases		¥ 19	¥ 164